UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/12

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Walthausen & Co., LLC
Address:  9 Executive Park Drive, Suite B
	  Clifton Park, NY 12065




13F File Number:  28-13672


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Hodge
Title:     Chief Compliance officer
Phone:     (518) 348-7217


Signature, Place, and Date of Signing:

Mark Hodge   Clifton Park, NY      May 11, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:  79

Form13F Information Table Value Total: $627,462
				      (thousands)

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

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FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAON Inc                                        000360206     5474   271148 SH       Sole                   221643             49505
Altisource Portfolio Solutions                  L0175J104    13843   228285 SH       Sole                   182904             45381
American Reprographics Company                  029263100     3647   676641 SH       Sole                   559701            116940
Asta Funding Inc                                046220109     3932   481275 SH       Sole                   402846             78429
Atrion Corp                                     049904105     2003     9530 SH       Sole                     7870              1660
Ballantyne Strong Inc                           058516105      974   183119 SH       Sole                   183119
Bassett Furniture Inds Inc                      070203104      618    67222 SH       Sole                    67222
Bryn Mawr Bank Corp                             117665109     8643   385145 SH       Sole                   316003             69142
CAI International Inc                           12477X106     9027   496516 SH       Sole                   410719             85797
CSS Industries Inc                              125906107     5859   301100 SH       Sole                   248950             52150
CVB Financial Corp                              126600105    10701   911535 SH       Sole                   749705            161830
Cabela's Inc                                    126804301     9943   260625 SH       Sole                   211870             48755
Cambrex Corp                                    132011107     3197   457322 SH       Sole                   378072             79250
Carter's Inc                                    146229109     9695   194795 SH       Sole                   160760             34035
Ceco Environmental Corp                         125141101      504    65083 SH       Sole                    53583             11500
City Holding Company                            177835105     3248    93500 SH       Sole                    79600             13900
Columbia Banking Systems Inc                    197236102    12366   542850 SH       Sole                   449507             93343
Community Bank Systems Inc                      203607106     9787   340075 SH       Sole                   284728             55347
Cooper Tire & Rubber Company                    216831107     9243   607280 SH       Sole                   500870            106410
DDI Corp                                        233162502     8161   668910 SH       Sole                   543320            125590
Delta Apparel Inc                               247368103     2532   154105 SH       Sole                   127780             26325
Dime Community Bancshares Inc                   253922108     7132   488175 SH       Sole                   400905             87270
Electronics For Imaging Inc                     286082102     6450   388086 SH       Sole                   321039             67047
Energy Partners Ltd                             29270U303     4236   255020 SH       Sole                   210970             44050
Enersys                                         29275Y102     8547   246680 SH       Sole                   203970             42710
Ennis Inc                                       293389102     2305   145700 SH       Sole                   145700
First Bancorp N.C.                              318910106     1876   171675 SH       Sole                   143512             28163
First Financial Bankshares                      32020R109     9125   259155 SH       Sole                   213250             45905
Flower Foods Inc                                343498101     8969   440315 SH       Sole                   355939             84376
GT Advanced Technologies Inc                    36191U106     7256   877435 SH       Sole                   721030            156405
Georesources Inc                                372476101     8956   273540 SH       Sole                   226350             47190
Global Power Equipment Group I                  37941P306    11083   400125 SH       Sole                   330985             69140
Gulfport Energy Corp                            402635304    10139   348180 SH       Sole                   285542             62638
Hancock Holding Company                         410120109     8541   240510 SH       Sole                   198860             41650
Haynes International Inc                        420877201     4434    69990 SH       Sole                    57970             12020
Helen of Troy Ltd                               G4388N106     7490   220240 SH       Sole                   180980             39260
Hexcel Corp                                     428291108    13904   579075 SH       Sole                   481735             97340
Hill-Rom Holdings Inc                           431475102     9672   289505 SH       Sole                   238542             50963
International Rectifier Corp                    460254105     7938   344070 SH       Sole                   282480             61590
Interval Leisure Group Inc                      46113M108     7932   455870 SH       Sole                   377153             78717
John Bean Technologies Corp                     477839104     5636   347910 SH       Sole                   287240             60670
Kapstone Paper & Packaging Cor                  48562P103     2893   146830 SH       Sole                   121727             25103
Kraton Performance Polymers                     50077C106     8684   326850 SH       Sole                   269000             57850
LSB Industries Inc                              502160104     1168    30000 SH       Sole                    24810              5190
Lender Processing Services Inc                  52602E102    24733   951250 SH       Sole                   785920            165330
Lifetime Brands Inc                             53222Q103     3874   344622 SH       Sole                   284874             59748
Lincare Holdings Inc                            532791100    10633   410840 SH       Sole                   338880             71960
Lydall Inc                                      550819106     5318   521910 SH       Sole                   424683             97227
Magellan Health Services Inc                    559079207    11268   230845 SH       Sole                   187695             43150
McGrath Rentcorp                                580589109    11142   347000 SH       Sole                   286306             60694
Mercer Int'l Inc                                588056101     7790   974933 SH       Sole                   806453            168480
Metals USA Holdings Corp                        59132A104     8308   576570 SH       Sole                   476840             99730
Myers Industries Inc                            628464109     4703   318881 SH       Sole                   263661             55220
Nacco Industries Inc                            629579103     8887    76370 SH       Sole                    63060             13310
National Western Life Insuranc                  638522102     6449    47120 SH       Sole                    39171              7949
Newpark Resources Inc                           651718504     3308   403880 SH       Sole                   334130             69750
Northern Oil and Gas Inc                        665531109     9470   456585 SH       Sole                   377865             78720
Ocwen Financial Corp                            675746309    21144  1352775 SH       Sole                  1115098            237677
Omnova Solutions Inc                            682129101     9494  1406515 SH       Sole                  1163618            242897
Overhill Farms Inc                              690212105     1336   296928 SH       Sole                   242031             54897
Pier 1 Imports Inc                              720279108     9317   512500 SH       Sole                   423510             88990
Polyone Corp                                    73179P106     9441   655620 SH       Sole                   544380            111240
Power-One Inc                                   73930R102     8599  1889870 SH       Sole                  1583310            306560
Primerica Inc                                   74164M108    14410   571615 SH       Sole                   471085            100530
RLI Corp                                        749607107     9009   125750 SH       Sole                   103980             21770
Rent-A-Center Inc                               76009N100    10900   288730 SH       Sole                   238246             50484
Sally Beauty Holdings Inc                       79546E104     9374   378000 SH       Sole                   311764             66236
Sauer Danfoss Inc                               804137107     9479   201680 SH       Sole                   166360             35320
Schawk Inc                                      806373106     2570   205408 SH       Sole                   173688             31720
School Specialty Inc                            807863105     1001   282716 SH       Sole                   233286             49430
Shaw Group Inc                                  820280105     9501   299630 SH       Sole                   249600             50030
Standex Int'l Corp                              854231107    16714   405785 SH       Sole                   333872             71913
Synergy Resources Corp                          87164P103     3265   974671 SH       Sole                   805931            168740
Synnex Corp                                     87162W100    10562   276940 SH       Sole                   228500             48440
Valassis Communications Inc                     918866104     9145   397615 SH       Sole                   327825             69790
Vishay Intertechnology Inc                      928298108    22142  1820925 SH       Sole                  1524724            296201
Vishay Precision Group Inc                      92835K103     6776   456940 SH       Sole                   377810             79130
Walter Investment Management C                  93317W102    11198   496565 SH       Sole                   410365             86200
Worthington Industries Inc                      981811102     8436   439830 SH       Sole                   361300             78530

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